Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
12.	FAIR VALUE MEASUREMENTS

We utilize several different valuation techniques to measure the fair value of assets and liabilities, relying primarily on the market approach of using prices and other market information for identical and/or comparable assets and liabilities for those items that are measured on a recurring basis. We use a mid-market valuation convention (the mid-point price between bid and ask prices) as a practical expedient to measure fair value for the majority of our assets and liabilities and use valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Our valuation policies and procedures were developed, maintained and validated by a centralized risk management group.

Fair value measurements of derivative assets and liabilities incorporate an adjustment for credit-related nonperformance risk. These nonperformance risk adjustments take into consideration master netting arrangements, credit enhancements and the credit risks associated with our credit standing and the credit standing of our counterparties (see Note 13 for additional information regarding credit risk associated with our derivatives). We utilize credit ratings and default rate factors in calculating these fair value measurement adjustments.

We categorize our assets and liabilities recorded at fair value based upon the following fair value hierarchy:

•	Level 1 valuations use quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date. Our Level 1 assets and liabilities include CME or ICE (electronic commodity derivative exchanges) futures and options transacted through clearing brokers for which prices are actively quoted. We report the fair value of CME and ICE transactions without taking into consideration margin deposits, with the exception of certain margin amounts related to changes in fair value on certain CME transactions that, beginning in January 2017, are legally characterized as settlement of derivative contracts rather than collateral.

•	Level 2 valuations utilize over-the-counter broker quotes, quoted prices for similar assets or liabilities that are corroborated by correlations or other mathematical means, and other valuation inputs such as interest rates and yield curves observable at commonly quoted intervals. We attempt to obtain multiple quotes from brokers that are active in the markets in which we participate and require at least one quote from two brokers to determine a pricing input as observable. The number of broker quotes received for certain pricing inputs varies depending on the depth of the trading market, each individual broker’s publication policy, recent trading volume trends and various other factors.

•

Level 3 valuations use unobservable inputs for the asset or liability. Unobservable inputs are used to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. We use the most meaningful information available from the market combined with internally developed valuation methodologies to develop our best estimate of fair value. Significant unobservable inputs used to develop the valuation models include volatility curves, correlation curves, illiquid pricing delivery periods and locations and credit-related nonperformance risk assumptions. These inputs and valuation models are developed and maintained by employees trained and experienced in market operations and fair value measurements and validated by the Company’s risk management group.

With respect to amounts presented in the following fair value hierarchy tables, the fair value measurement of an asset or liability (e.g., a contract) is required to fall in its entirety in one level, based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities measured at fair value on a recurring basis consisted of the following at the respective balance sheet dates shown below:

September 30, 2017
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$27	$90	$182	$3	$302
Interest rate swaps	—	2	—	7	9
Nuclear decommissioning trust — equity securities (c)	486	—	—	—	486
Nuclear decommissioning trust — debt securities (c)	—	365	—	—	365

Sub-total	$513	$457	$182	$10	1,162

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					281

Total assets					$1,443

Liabilities:
Commodity contracts	$28	$25	$25	$3	$81
Interest rate swaps	—	16	—	7	23

Total liabilities	$28	$41	$25	$10	$104

December 31, 2016
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$167	$131	$98	$—	$396
Interest rate swaps	—	5	—	13	18
Nuclear decommissioning trust — equity securities (c)	425	—	—	—	425
Nuclear decommissioning trust — debt securities (c)	—	340	—	—	340

Sub-total	$592	$476	$98	$13	1,179

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					247

Total assets					$1,426

Liabilities:
Commodity contracts	$302	$15	$15	$—	$332
Interest rate swaps	—	16	—	13	29

Total liabilities	$302	$31	$15	$13	$361

(a)	See table below for description of Level 3 assets and liabilities.
(b)	Fair values are determined on a contract basis, but certain contracts result in a current asset and a noncurrent liability, or vice versa, as presented in our condensed consolidated balance sheets.
(c)	The nuclear decommissioning trust investment is included in the other investments line in our condensed consolidated balance sheets. See Note 16.
(d)	The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to the amounts presented in our condensed consolidated balance sheets. Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.

Commodity contracts consist primarily of natural gas, electricity, coal, fuel oil and uranium agreements and include financial instruments entered into for economic hedging purposes as well as physical contracts that have not been designated as normal purchases or sales. Interest rate swaps are used to reduce exposure to interest rate changes by converting floating-rate interest to fixed rates. See Note 13 for further discussion regarding derivative instruments.

Nuclear decommissioning trust assets represent securities held for the purpose of funding the future retirement and decommissioning of our nuclear generation facility. These investments include equity, debt and other fixed-income securities consistent with investment rules established by the NRC and the PUCT.

The following tables present the fair value of the Level 3 assets and liabilities by major contract type and the significant unobservable inputs used in the valuations at September 30, 2017 and December 31, 2016:

September 30, 2017
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$101	$(8)	$93	Valuation Model	Hourly price curve shape (c)	$0 to $35/ MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (d)	$20 to $60/ MWh
Electricity options	33	(13)	20	Option Pricing Model	Gas to power correlation (e)	30% to 95%
					Power volatility (e)	5% to 180%
Electricity congestion revenue rights	35	(4)	31	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $15/ MWh
Other (h)	13	—	13

Total	$182	$(25)	$157

December 31, 2016
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$32	$—	$32	Valuation Model	Hourly price curve shape (c)	$0 to $35/ MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (d)	$30 to $70/ MWh
Electricity congestion revenue rights	42	(6)	36	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/ MWh
Other (h)	24	(9)	15

Total	$98	$(15)	$83

(a)	Electricity purchase and sales contracts include power and heat rate positions in ERCOT regions. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT. Electricity options consist of physical electricity options and spread options.
(b)	The range of the inputs may be influenced by factors such as time of day, delivery period, season and location.
(c)	Based on the historical range of forward average hourly ERCOT North Hub prices.
(d)	Based on historical forward ERCOT power price and heat rate variability.
(e)	Based on historical forward correlation and volatility within ERCOT.
(f)	While we use the market approach, there is insufficient market data to consider the valuation liquid.
(g)	Based on the historical price differences between settlement points within ERCOT hubs and load zones.
(h)	Other includes contracts for natural gas, coal and coal options. December 31, 2016 also includes an immaterial amount of electricity options.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy for the three and nine months ended September 30, 2017 and 2016. See the table below for discussion of transfers between Level 2 and Level 3 for the three and nine months ended September 30, 2017 and 2016.

The following table presents the changes in fair value of the Level 3 assets and liabilities for the three and nine months ended September 30, 2017 and 2016.

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2017	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2017	Nine Months Ended September 30, 2016
Net asset (liability) balance at beginning of period	$75	$(9)	$83	$37

Total unrealized valuation gains (losses)	132	126	139	122
Purchases, issuances and settlements (a):
Purchases	16	11	51	37
Issuances	(5)	(4)	(19)	(20)
Settlements	(45)	(24)	(87)	(51)
Transfers into Level 3 (b)	—	—	4	1
Transfers out of Level 3 (b)	—	—	2	1
Earn-out provision (c)	(16)	—	(16)	—
Net liabilities assumed in the Lamar and Forney Acquisition (Note 3)	—	(3)	—	(30)

Net change (d)	82	106	74	60

Net asset balance at end of period	$157	$97	$157	$97

Unrealized valuation gains relating to instruments held at end of period	$106	$92	$110	$98

(a)	Settlements reflect reversals of unrealized mark-to-market valuations previously recognized in net income. Purchases and issuances reflect option premiums paid or received.
(b)	Includes transfers due to changes in the observability of significant inputs. All Level 3 transfers during the periods presented are in and out of Level 2.
(c)	Represents initial fair value of the earn-out provision incurred as part of the Odessa Acquisition. See Note 3.
(d)	Substantially all changes in value of commodity contracts (excluding the initial fair value of the earn-out provision related to the Odessa Acquisition in 2017 and the net liability assumed in the Lamar and Forney Acquisition in 2016) are reported as operating revenues in our condensed statements of consolidated income (loss). Activity excludes change in fair value in the month positions settle.

16. FAIR VALUE MEASUREMENTS

Accounting standards related to the determination of fair value define fair value as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between willing market participants at the measurement date. We use a mid-market valuation convention (the mid-point price between bid and ask prices) as a practical expedient to measure fair value for the majority of our assets and liabilities subject to fair value measurement on a recurring basis. We primarily use the market approach for recurring fair value measurements and use valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs.

We categorize our assets and liabilities recorded at fair value based upon the following fair value hierarchy:

•	Level 1 valuations use quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date. An active market is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 assets and liabilities include exchange-traded commodity contracts. For example, some of our derivatives are NYMEX or the IntercontinentalExchange (ICE, an electronic commodity derivative exchange) futures and swaps transacted through clearing brokers for which prices are actively quoted.

•	Level 2 valuations use inputs that, in the absence of actively quoted market prices, are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: (a) quoted prices for similar assets or liabilities in active markets, (b) quoted prices for identical or similar assets or liabilities in markets that are not active, (c) inputs other than quoted prices that are observable for the asset or liability such as interest rates and yield curves observable at commonly quoted intervals and (d) inputs that are derived principally from or corroborated by observable market data by correlation or other mathematical means. Our Level 2 valuations utilize over-the-counter broker quotes, quoted prices for similar assets or liabilities that are corroborated by correlations or other mathematical means, and other valuation inputs. For example, our Level 2 assets and liabilities include forward commodity positions at locations for which over-the-counter broker quotes are available.

•	Level 3 valuations use unobservable inputs for the asset or liability. Unobservable inputs are used to the extent observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. We use the most meaningful information available from the market combined with internally developed valuation methodologies to develop our best estimate of fair value. For example, our Level 3 assets and liabilities include certain derivatives with values derived from pricing models that utilize multiple inputs to the valuations, including inputs that are not observable or easily corroborated through other means. See further discussion below.

Our valuation policies and procedures were developed, maintained and validated by a centralized risk management group that reports to the Vistra Energy Chief Financial Officer.

We utilize several different valuation techniques to measure the fair value of assets and liabilities, relying primarily on the market approach of using prices and other market information for identical and/or comparable assets and liabilities for those items that are measured on a recurring basis. These methods include, among others, the use of broker quotes and statistical relationships between different price curves.

In utilizing broker quotes, we attempt to obtain multiple quotes from brokers (generally non-binding) that are active in the markets in which we participate (and require at least one quote from two brokers to determine a pricing input as observable); however, not all pricing inputs are quoted by brokers. The number of broker quotes received for certain pricing inputs varies depending on the depth of the trading market, each individual broker’s publication policy, recent trading volume trends and various other factors.

Probable loss from default by either us or our counterparties is considered in determining the fair value of derivative assets and liabilities. These non-performance risk adjustments take into consideration credit enhancements and the credit risks associated with our credit standing and the credit standing of our counterparties (see Note 17 for additional information regarding credit risk associated with our derivatives). We utilize credit ratings and default rate factors in calculating these fair value measurement adjustments.

Certain derivatives and financial instruments are valued utilizing option pricing models that take into consideration multiple inputs including, but not limited to, commodity prices, volatility factors, discount rates and other market based factors. Additionally, when there is not a sufficient amount of observable market data, valuation models are developed that incorporate proprietary views of market factors. Significant unobservable inputs used to develop the valuation models include volatility curves, correlation curves, illiquid pricing locations and credit/non-performance risk assumptions. Those valuation models are generally used in developing long-term forward price curves for certain commodities, in particular, long-term ERCOT wholesale power prices. We believe the development of such curves is consistent with industry practice; however, the fair value measurements resulting from such curves are classified as Level 3.

The significant unobservable inputs and valuation models are developed by employees trained and experienced in market operations and fair value measurements and validated by the company’s risk management group, which also further analyzes any significant changes in Level 3 measurements. Significant changes in the unobservable inputs could result in significant upward or downward changes in the fair value measurement.

With respect to amounts presented in the following fair value hierarchy tables, the fair value measurement of an asset or liability (e.g., a contract) is required to fall in its entirety in one level, based on the lowest level input that is significant to the fair value measurement. Certain assets and liabilities would be classified in Level 2 instead of Level 3 of the hierarchy except for the effects of credit reserves and non-performance risk adjustments, respectively. Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability being measured.

Assets and liabilities measured at fair value on a recurring basis consisted of the following at the respective balance sheet dates shown below:

Successor
December 31, 2016
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$167	$131	$98	$—	$396
Interest rate swaps	—	5	—	13	18
Nuclear decommissioning trust — equity securities (c)	425	—	—	—	425
Nuclear decommissioning trust — debt securities (c)	—	340	—	—	340

Subtotal	$592	$476	$98	$13	1,179

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					247

Total assets					$1,426

Liabilities:
Commodity contracts	$302	$15	$15	$—	$332
Interest rate swaps	—	16	—	13	29

Total liabilities	$302	$31	$15	$13	$361

Predecessor
December 31, 2015
	Level 1	Level 2	Level 3 (a)	Reclassification (b)	Total
Assets:
Commodity contracts	$385	$41	$49	$—	$475
Nuclear decommissioning trust — equity securities (c)	380	—	—	—	380
Nuclear decommissioning trust — debt securities (c)	—	319	—	—	319

Subtotal	$765	$360	$49	$—	1,174

Assets measured at net asset value (d):
Nuclear decommissioning trust — equity securities (c)					219

Total assets					$1,393

Liabilities:
Commodity contracts	$128	$64	$12	$—	$204

Total liabilities	$128	$64	$12	$—	$204

(a)	See table below for description of Level 3 assets and liabilities.
(b)	Fair values are determined on a contract basis, but certain contracts result in a current asset and a noncurrent liability, or vice versa, as presented in the consolidated balance sheets.
(c)	The nuclear decommissioning trust investment is included in the investments line in the condensed consolidated balance sheets. See Note 22.
(d)	Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this line are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the condensed consolidated balance sheets.

Commodity contracts consist primarily of natural gas, electricity, fuel oil, uranium and coal agreements and include financial instruments entered into for hedging purposes as well as physical contracts that have not been designated normal purchases or sales. See Note 17 for further discussion regarding derivative instruments.

Nuclear decommissioning trust assets represent securities held for the purpose of funding the future retirement and decommissioning of our nuclear generation facility. These investments include equity, debt and other fixed-income securities consistent with investment rules established by the NRC and the PUCT.

The following tables present the fair value of the Level 3 assets and liabilities by major contract type and the significant unobservable inputs used in the valuations at December 31, 2016 and 2015:

Successor
December 31, 2016
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$32	$—	$32	Valuation Model	Hourly price curve shape (d)	$0 to $35/MWh
					Illiquid delivery periods for ERCOT hub power prices and heat rates (e)	$30 to $70/MWh
Electricity congestion revenue rights	42	(6)	36	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/MWh
Other (h)	24	(9)	15

Total	$98	$(15)	$83

Predecessor
December 31, 2015
	Fair Value
Contract Type (a)	Assets	Liabilities	Total	Valuation Technique	Significant Unobservable Input	Range (b)
Electricity purchases and sales	$1	$(1)	$—	Valuation Model	Illiquid pricing locations (c)	$15 to $35/MWh
					Hourly price curve shape (d)	$15 to $45/MWh
Electricity congestion revenue rights	39	(4)	35	Market Approach (f)	Illiquid price differences between settlement points (g)	$0 to $10/MWh
Other (h)	9	(7)	2

Total	$49	$(12)	$37

(a)	Electricity purchase and sales contracts include power and heat rate hedging positions in ERCOT regions. Electricity options contracts consist of physical electricity options and spread options. Electricity congestion revenue rights contracts consist of forward purchase contracts (swaps and options) used to hedge electricity price differences between settlement points within ERCOT.
(b)	The range of the inputs may be influenced by factors such as time of day, delivery period, season and location.
(c)	Based on the historical range of forward average monthly ERCOT hub and load zone prices.
(d)	Based on the historical range of forward average hourly ERCOT North Hub prices.
(e)	Based on historical forward ERCOT power price and heat rate variability.
(f)	While we use the market approach, there is insufficient market data to consider the valuation liquid.
(g)	Based on the historical price differences between settlement points within ERCOT hubs and load zones.
(h)	Other includes contracts for ancillary services, natural gas, electricity options and coal options.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy for the Successor period from October 3, 2016 through December 31, 2016 or the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014. See the table of changes in fair values of Level 3 assets and liabilities below for discussion of transfers between Level 2 and Level 3 for the Successor period from October 3, 2016 through December 31, 2016 and the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014. During the Predecessor period from January 1, 2016 through October 2, 2016, in conjunction with the Lamar and Forney Acquisition, we acquired certain electricity spread options that are classified in Level 3 of the fair value hierarchy.

The following table presents the changes in fair value of the Level 3 assets and liabilities for the Successor period from October 3, 2016 through December 31, 2016, the Predecessor period from January 1, 2016 through October 2, 2016 and the years ended December 31, 2015 and 2014.

	Successor	Predecessor
	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31,
			2015	2014
Net asset (liability) balance at beginning of period (a)	$81	$37	$35	$(973)

Total unrealized valuation gains (losses)	31	122	27	(97)
Purchases, issuances and settlements (b)
Purchases	15	37	49	63
Issuances	(7)	(20)	(13)	(5)
Settlements	(30)	(51)	(48)	1,053
Transfers into Level 3 (c)	3	1	1	—
Transfers out of Level 3 (c)	(10)	1	(14)	(6)
Net liabilities assumed in the Lamar and Forney Acquisition (Note 6) (d)	—	(30)	—	—

Net change (e)	2	60	2	1,008

Net asset balance at end of period	$83	$97	$37	$35

Unrealized valuation gains (losses) relating to instruments held at end of period	$28	$98	$18	$(5)

(a)	The beginning balance for the Successor period reflects a $16 million adjustment to the fair value of certain Level 3 assets driven by power prices utilized by the Successor for unobservable delivery periods.
(b)	Settlements reflect reversals of unrealized mark-to-market valuations. Purchases and issuances reflect option premiums paid or received, respectively.
(c)	Includes transfers due to changes in the observability of significant inputs. All Level 3 transfers during the periods presented are in and out of Level 2.
(d)	Includes fair value of Level 3 assets and liabilities as of the purchase date and any related rolloff between the purchase date and the period ended October 2, 2016.
(e)

Activity excludes changes in fair value in the month the positions settled as well as amounts related to positions entered into and settled in the same quarter. For the Successor period, substantially all changes in values of commodity contracts are reported in the statements of consolidated income (loss) in operating revenues or fuel, purchased power costs and delivery fees. For the Predecessor period, substantially all changes in values of commodity contracts (excluding net liabilities assumed in the Lamar and Forney Acquisition) are reported in the statements of consolidated income (loss) in net gain from commodity hedging and trading activities.